Cover	Nov. 25, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 25, 2024
Entity File Number	001-42188
Entity Registrant Name	CONCENTRA GROUP HOLDINGS PARENT, INC.
Entity Central Index Key	0002014596
Entity Tax Identification Number	30-1006613
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5080 Spectrum Drive
Entity Address, Address Line Two	Suite 1200W
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	972
Local Phone Number	364-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CON
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4714 Gettysburg Road
Entity Address, Address Line Two	P.O. Box 2034
Entity Address, City or Town	Mechanicsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17055